Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (also referred to as “CAP”) and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for each of the last three completed fiscal years. Note that for our NEOs other than our principal executive officer (or “PEO”), compensation is reported as an average.

	John M. Suzuki, PEO		Timothy A. Vitou, Former PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Stockholder Return	Net income (loss) (thousands)(5)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)
2025	$3,431,787	$8,162,477	$—	$—	$1,008,919	$2,344,185	$449.34	$13,536
2024	$2,079,893	$2,369,354	$—	$—	$923,478	$969,002	$206.57	$8,359
2023	$475,338	$538,112	$316,855	$341,751	$274,426	$285,645	$73.67	$(2,230)

(1)
Represent the amounts of total compensation reported for our PEO, John M. Suzuki (for 2025, 2024, and 2023), and our Former PEO, Timothy A. Vitou (for 2023), during each such corresponding year in the “Total” column of the Summary Compensation Table above.

(2)
Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and Former PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO and Former PEO’s total compensation for each year to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Option and Stock Awards(a)(b)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
John M. Suzuki, PEO	2025	$3,431,787	$(2,799,998)	$7,530,688	$8,162,477
	2024	$2,079,893	$(1,532,842)	$1,822,303	$2,369,354
	2023	$475,338	$(154,911)	$217,685	$538,112
Timothy A. Vitou, Former PEO	2023	$316,855	—	$24,896	$341,751

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In order to calculate the compensation “actually paid” to our PEO and Former PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following:

(i)	the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
John M. Suzuki, PEO	2025	$5,639,642	$1,910,986	$—	$(19,940)	$—	$—	$7,530,688
	2024	$1,409,396	$289,488	$123,442	$(23)	$—	$—	$1,822,303
	2023	$75,941	$3,603	$59,621	$78,520	$—	$—	$217,685
Timothy A. Vitou, Former PEO	2023	$—	$—	$—	$24,896	$—	$—	$24,896

(3)
Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above (the “Non-PEO NEOs”). For 2025 and 2024, the Non-PEO NEOs are Scott A. Malmanger and Branko Avanic. For 2023, the Non-PEO NEOs are Scott A. Malmanger, Randy Willis and Branko Avanic.

(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the “compensation actually paid”, using the same methodology as described above in footnote (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEOs	Average Reported Value of Option and Stock Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEOs
2025	$1,008,919	$(625,006)	$1,960,272	$2,344,185
2024	$923,478	$(571,944)	$617,468	$969,002
2023	$274,426	$(15,247)	$26,466	$285,645

(a)	The amounts deducted or added in calculating the total average equity award adjustment are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Equity Award Adjustments
2025	$1,258,861	$676,031	$—	$25,380	$—	$—	$1,960,272
2024	$563,758	$38,236	$8,183	$7,291	$—	$—	$617,468
2023	$12,656	$(129)	$2,591	$14,881	$(3,533)	$—	$26,466

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Represent the amounts of total compensation reported for our PEO, John M. Suzuki (for 2025, 2024, and 2023), and our Former PEO, Timothy A. Vitou (for 2023), during each such corresponding year in the “Total” column of the Summary Compensation Table above.

(3)
Represents the average of the amounts reported for our NEOs as a group (excluding our PEO and our Former PEO) in each applicable year in the “Total” column of the Summary Compensation Table above (the “Non-PEO NEOs”). For 2025 and 2024, the Non-PEO NEOs are Scott A. Malmanger and Branko Avanic. For 2023, the Non-PEO NEOs are Scott A. Malmanger, Randy Willis and Branko Avanic.

Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to our PEO and Former PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and Former PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO and Former PEO’s total compensation for each year to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Option and Stock Awards(a)(b)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
John M. Suzuki, PEO	2025	$3,431,787	$(2,799,998)	$7,530,688	$8,162,477
	2024	$2,079,893	$(1,532,842)	$1,822,303	$2,369,354
	2023	$475,338	$(154,911)	$217,685	$538,112
Timothy A. Vitou, Former PEO	2023	$316,855	—	$24,896	$341,751

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In order to calculate the compensation “actually paid” to our PEO and Former PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following:

(i)	the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
John M. Suzuki, PEO	2025	$5,639,642	$1,910,986	$—	$(19,940)	$—	$—	$7,530,688
	2024	$1,409,396	$289,488	$123,442	$(23)	$—	$—	$1,822,303
	2023	$75,941	$3,603	$59,621	$78,520	$—	$—	$217,685
Timothy A. Vitou, Former PEO	2023	$—	$—	$—	$24,896	$—	$—	$24,896

Non-PEO NEO Average Total Compensation Amount			$ 1,008,919	$ 923,478	$ 274,426
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,344,185	969,002	285,645
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the “compensation actually paid”, using the same methodology as described above in footnote (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEOs	Average Reported Value of Option and Stock Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEOs
2025	$1,008,919	$(625,006)	$1,960,272	$2,344,185
2024	$923,478	$(571,944)	$617,468	$969,002
2023	$274,426	$(15,247)	$26,466	$285,645

(a)	The amounts deducted or added in calculating the total average equity award adjustment are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Equity Award Adjustments
2025	$1,258,861	$676,031	$—	$25,380	$—	$—	$1,960,272
2024	$563,758	$38,236	$8,183	$7,291	$—	$—	$617,468
2023	$12,656	$(129)	$2,591	$14,881	$(3,533)	$—	$26,466

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
The chart below demonstrates the relationship between (i) compensation actually paid to our PEO and the average amount of compensation actually paid to the non-PEO NEOs, (ii) the Company’s net income (loss) and (iii) the Company’s cumulative total stockholder return, for each of the last three completed fiscal years.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
The chart below demonstrates the relationship between (i) compensation actually paid to our PEO and the average amount of compensation actually paid to the non-PEO NEOs, (ii) the Company’s net income (loss) and (iii) the Company’s cumulative total stockholder return, for each of the last three completed fiscal years.

Total Shareholder Return Amount			$ 449.34	206.57	73.67
Net Income (Loss)			$ 13,536,000	$ 8,359,000	(2,230,000)
PEO Name	John M. Suzuki	Timothy A. Vitou	John M. Suzuki	John M. Suzuki
Equity Awards Adjustments, Footnote
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
John M. Suzuki, PEO	2025	$5,639,642	$1,910,986	$—	$(19,940)	$—	$—	$7,530,688
	2024	$1,409,396	$289,488	$123,442	$(23)	$—	$—	$1,822,303
	2023	$75,941	$3,603	$59,621	$78,520	$—	$—	$217,685
Timothy A. Vitou, Former PEO	2023	$—	$—	$—	$24,896	$—	$—	$24,896

(a)	The amounts deducted or added in calculating the total average equity award adjustment are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Equity Award Adjustments
2025	$1,258,861	$676,031	$—	$25,380	$—	$—	$1,960,272
2024	$563,758	$38,236	$8,183	$7,291	$—	$—	$617,468
2023	$12,656	$(129)	$2,591	$14,881	$(3,533)	$—	$26,466

John M. Suzuki [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,431,787	$ 2,079,893	475,338
PEO Actually Paid Compensation Amount			8,162,477	2,369,354	538,112
Timothy A. Vitou [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	316,855
PEO Actually Paid Compensation Amount			0	0	341,751
PEO | John M. Suzuki [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,799,998)	(1,532,842)	(154,911)
PEO | John M. Suzuki [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,530,688	1,822,303	217,685
PEO | John M. Suzuki [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,639,642	1,409,396	75,941
PEO | John M. Suzuki [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,910,986	289,488	3,603
PEO | John M. Suzuki [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	123,442	59,621
PEO | John M. Suzuki [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,940)	(23)	78,520
PEO | John M. Suzuki [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | John M. Suzuki [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Timothy A. Vitou [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Timothy A. Vitou [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					24,896
PEO | Timothy A. Vitou [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Timothy A. Vitou [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Timothy A. Vitou [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Timothy A. Vitou [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					24,896
PEO | Timothy A. Vitou [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Timothy A. Vitou [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(625,006)	(571,944)	(15,247)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,960,272	617,468	26,466
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,258,861	563,758	12,656
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			676,031	38,236	(129)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	8,183	2,591
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,380	7,291	14,881
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(3,533)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0